TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits, accrued penalties and interest	$ 250	$ 263
Penalties and interest expense	13	$ 2,290
Expected reversal amount of unrecognized tax benefits in the next 12 months	$ 150
Statutory tax rate	26.50%	26.50%	25.00%
Statutory tax rate for next fiscal year	25.00%
Duration of tax benefits limitation, option one minimum	2 years
Uniform tax rate		16.00%	12.50%
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate		9.00%	7.00%